Exhibit 99.1

World Omni Auto Receivables Trust 2012-A

Monthly Servicer Certificate

November 30, 2014

Dates Covered
Collections Period	11/01/14 - 11/30/14
Interest Accrual Period	11/17/14 - 12/14/14
30/360 Days	30
Actual/360 Days	28
Distribution Date	12/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/14	269,277,381.69	23,032
Yield Supplement Overcollateralization Amount at 10/31/14	2,352,016.87	0
Receivables Balance at 10/31/14	271,629,398.56	23,032
Principal Payments	13,146,369.90	557
Defaulted Receivables	449,450.74	23
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/14	2,152,563.54	0
Pool Balance at 11/30/14	255,881,014.38	22,452

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Pool Factor	27.44%

Prepayment ABS Speed	1.32%

Overcollateralization Target Amount	11,514,645.65
Actual Overcollateralization	11,514,645.65

Weighted Average APR	4.14%
Weighted Average APR, Yield Adjusted	4.94%
Weighted Average Remaining Term	33.88

Delinquent Receivables:
Past Due 31-60 days	5,626,466.64	360
Past Due 61-90 days	1,476,929.06	98
Past Due 91 + days	338,056.13	25
Total	7,441,451.83	483

Total 31+ Delinquent as % Ending Pool Balance	2.91%

Recoveries	280,928.12

Aggregate Net Losses/(Gains) - November 2014	168,522.62
Current Net Loss Ratio (Annualized)	0.74%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.93%

Flow of Funds	$ Amount

Collections	14,332,134.28
Advances	1,284.65
Investment Earnings on Cash Accounts	947.22
Servicing Fee	(226,357.83)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	14,108,008.32

Distributions of Available Funds
(1) Class A Interest	149,392.87
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	1,278,885.13
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	11,514,645.65
(7) Distribution to Certificateholders	1,141,567.50
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	14,108,008.32

Servicing Fee	226,357.83
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 11/17/14	257,159,899.51
Principal Paid	12,793,530.78
Note Balance @ 12/15/14	244,366,368.73

Class A-1
Note Balance @ 11/17/14	0.00
Principal Paid	0.00
Note Balance @ 12/15/14	0.00
Note Factor @ 12/15/14	0.0000000%

Class A-2
Note Balance @ 11/17/14	0.00
Principal Paid	0.00
Note Balance @ 12/15/14	0.00
Note Factor @ 12/15/14	0.0000000%

Class A-3
Note Balance @ 11/17/14	110,549,899.51
Principal Paid	12,793,530.78
Note Balance @ 12/15/14	97,756,368.73
Note Factor @ 12/15/14	38.0374976%

Class A-4
Note Balance @ 11/17/14	127,670,000.00
Principal Paid	0.00
Note Balance @ 12/15/14	127,670,000.00
Note Factor @ 12/15/14	100.0000000%

Class B
Note Balance @ 11/17/14	18,940,000.00
Principal Paid	0.00
Note Balance @ 12/15/14	18,940,000.00
Note Factor @ 12/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	172,910.04
Total Principal Paid	12,793,530.78
Total Paid	12,966,440.82

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	58,959.95
Principal Paid	12,793,530.78
Total Paid to A-3 Holders	12,852,490.73

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00
Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00
Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1913971
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.1613783
Total Distribution Amount	14.3527754

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2294161
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	49.7802754
Total A-3 Distribution Amount	50.0096915

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	99.96
Noteholders' Principal Distributable Amount	900.04

Account Balances	$ Amount

Advances
Balance as of 10/31/14	62,123.97
Balance as of 11/30/14	63,408.62
Change	1,284.65

Reserve Account
Balance as of 11/17/14	2,310,518.58
Investment Earnings	120.05
Investment Earnings Paid	(120.05)
Deposit/(Withdrawal)	-
Balance as of 12/15/14	2,310,518.58
Change	-

Required Reserve Amount	2,310,518.58